OTHER LONG-TERM ASSETS - Narrative (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) bbl	Dec. 31, 2013	Jun. 01, 2018	Mar. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure of joint ventures [line items]
North West Redwater Partnership subordinated debt	$ 591,000,000				$ 510,000,000
Prepaid service tolls	62,000,000
Borrowings	20,623,000,000				22,458,000,000
Non-revolving term credit facility maturing February 2020
Disclosure of joint ventures [line items]
Maximum credit facility	$ 750,000,000
North West Redwater Partnership
Disclosure of joint ventures [line items]
Company's voting percent interest in joint venture	50.00%
Processing agreement, barrels of bitumen feedstock per day | bbl	50,000
Processing agreement, barrels of bitumen feedstock per date for the Company | bbl	12,500
Processing agreement, barrels of bitumen feedstock per date for others | bbl	37,500
Company's ownership interest in joint venture	50.00%	50.00%
Subordinated debt interest rate variable		6.00%
Debt to equity ratio		400.00%
Subordinated debt contributed before accrued interest	$ 439,000,000
Accrued interest	152,000,000
North West Redwater Partnership subordinated debt	$ 591,000,000
Percent of pro rata share of debt company has committed paying to joint venture	25.00%		25.00%
Term of commitment to joint venture	30 years
North West Redwater Partnership
Disclosure of joint ventures [line items]
Processing agreement, barrels of bitumen feedstock per day | bbl	50,000
Processing agreement term	30 years
Facility capital cost budget for the Project	$ 9,700,000,000
North West Redwater Partnership | 2.80% Series J Senior Secured Bonds Due June 2027
Disclosure of joint ventures [line items]
Bonds issued					$ 750,000,000
Bonds issued, interest rate					2.80%
North West Redwater Partnership | 3.65% Series K Senior Secured Bonds Due June 2035
Disclosure of joint ventures [line items]
Bonds issued					$ 750,000,000
Bonds issued, interest rate					3.65%
North West Redwater Partnership | Syndicated credit facility
Disclosure of joint ventures [line items]
Borrowings	2,333,000,000
Maximum credit facility	$ 3,500,000,000			$ 3,500,000,000
North West Redwater Partnership | Non-revolving term credit facility maturing February 2020
Disclosure of joint ventures [line items]
Maximum credit facility				1,500,000,000
Major Borrowings Transactions | North West Redwater Partnership | Syndicated credit facility
Disclosure of joint ventures [line items]
Maximum credit facility				$ 2,000,000,000